Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Less: Impairment
Total	$ 509,500	509,500	100,000
Purchased Software [Member]
Indefinite-Lived Intangible Assets [Line Items]
Right of literary work entitled		100,000	100,000
Discord Server [Member]
Indefinite-Lived Intangible Assets [Line Items]
Right of literary work entitled		249,500
Right of Literary Work Entitled [Member]
Indefinite-Lived Intangible Assets [Line Items]
Right of literary work entitled		$ 160,000